Financial Instruments (Details Narrative) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 15, 2025	Apr. 14, 2025	Apr. 05, 2024	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Fair Value Of Warrants				$ 3,265
Price per share | $ / shares					$ 4.55
Expected volatility, share options granted	61.17%	84.59%	87.98%
Risk free interest rate, share options granted	4.50%	2.96%	3.58%
Stock price | $ / shares							$ 8.20	$ 3.16
Revenue				$ 52,978		$ 38,900
Concentration risk percentage, Revenue				83.00%		87.21%
Concentration risk percentage, Accounts receivable				88.00%		96.00%
Finance costs				$ 209		$ 213
[Cash]				1,590	$ 1,590	159
Foreign exchange gain (loss), net				$ 285		$ 174
Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Expected Life Of Warrants				3 years
Expected volatility, share options granted				85.58%
Risk free interest rate, share options granted				3.87%
Annual Dividend Yield Percentage				0.00%
Key Valuation Inputs Andassumptions [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				87.03%		52.72%
Risk free interest rate, share options granted				2.49%		2.94%
Annual Dividend Yield Percentage				0.00%		0.00%
Expected life				1 month 9 days		1 year 1 month 6 days